ACCUMULATED OTHER COMPREHENSIVE LOSS - Summary of Changes in AOCI (Q3) (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance	$ 4,366	$ 14,960	$ 14,435	$ 14,269	$ 14,269	$ 14,784	$ 14,960
Other comprehensive income (loss) before reclassifications, net					(57)	(650)	686
Amounts reclassified, pre-tax					13	19	(387)
Tax expense (benefit) reclassified					15	33	168
Balance	5,437	14,644	5,437	14,644	14,435	14,269	14,784
Cumulative Effect, Period Of Adoption, Adjustment
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance			(4)	0	0
Balance					(4)	0
Foreign Currency Translation
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance	(1,018)	(821)	(780)	(834)	(834)	(393)	(1,130)
Other comprehensive income (loss) before reclassifications, net	302	(274)	64	(261)	52	(441)	747
Amounts reclassified, pre-tax	0	0	0	0	2	0	(10)
Tax expense (benefit) reclassified	0		0		0	0	0
Balance	(716)	(1,095)	(716)	(1,095)	(780)	(834)	(393)
Foreign Currency Translation | Cumulative Effect, Period Of Adoption, Adjustment
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance		0		0
Defined Benefit Pension and Post-retirement Plans
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance	(461)	(381)	(473)	(381)	(381)	(222)	(211)
Other comprehensive income (loss) before reclassifications, net	0	0	2	2	(109)	(209)	(32)
Amounts reclassified, pre-tax	6	2	18	9	11	17	16
Tax expense (benefit) reclassified	(1)		(3)		15	33	5
Balance	(456)	(379)	(456)	(379)	(473)	(381)	(222)
Defined Benefit Pension and Post-retirement Plans | Cumulative Effect, Period Of Adoption, Adjustment
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance		(9)		(9)
Accumulated Other Comprehensive Loss
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance	(1,479)	(1,202)	(1,253)	(1,215)	(1,215)	(617)	(1,084)
Other comprehensive income (loss) before reclassifications, net	302	(274)	66	(259)
Amounts reclassified, pre-tax	6	2	18	9
Tax expense (benefit) reclassified	(1)		(3)
Balance	$ (1,172)	(1,474)	$ (1,172)	(1,474)	(1,253)	(1,215)	$ (617)
Accumulated Other Comprehensive Loss | Cumulative Effect, Period Of Adoption, Adjustment
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance				(9)	$ (9)
Balance		$ (9)		$ (9)		$ (9)